Segment information - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement
Turnover	R 201,910	R 190,367	R 203,576
Equity accounted profits, net of tax	814	(347)	1,074
Earnings/(loss) before interest and tax (EBIT)	16,619	(111,926)	8,434
Remeasurement items	23,218	111,978	20,062
Depreciation and amortisation	17,644	22,327	17,814
Statement of cash flows
Additions to non-current assets	15,948	35,164	55,800
Mining
Income Statement
Turnover	2,025	1,343	3,222
Equity accounted profits, net of tax	(3)	(2)
Earnings/(loss) before interest and tax (EBIT)	3,227	2,756	4,701
Remeasurement items	46	113	45
Depreciation and amortisation	2,223	2,080	1,805
Statement of cash flows
Additions to non-current assets	2,704	2,859	2,912
Gas
Income Statement
Turnover	7,321	8,350	8,316
Earnings/(loss) before interest and tax (EBIT)	6,656	5,527	3,948
Remeasurement items	(655)	(30)	1,977
Depreciation and amortisation	1,463	2,002	2,100
Statement of cash flows
Additions to non-current assets	711	1,539	1,165
Fuels
Income Statement
Turnover	59,393	60,816	76,985
Equity accounted profits, net of tax	742	(347)	908
Earnings/(loss) before interest and tax (EBIT)	(18,170)	(11,609)	10,769
Remeasurement items	23,196	11,990	447
Depreciation and amortisation	3,401	4,809	4,832
Statement of cash flows
Additions to non-current assets	3,549	5,232	7,415
Chemicals Africa
Income Statement
Turnover	58,260	51,600	52,607
Equity accounted profits, net of tax	83	21	37
Earnings/(loss) before interest and tax (EBIT)	6,957	(17,035)	3,474
Remeasurement items	7,889	24,122	3,928
Depreciation and amortisation	4,461	5,649	5,577
Statement of cash flows
Additions to non-current assets	5,508	6,845	8,748
Chemicals America
Income Statement
Turnover	29,358	28,721	21,419
Earnings/(loss) before interest and tax (EBIT)	8,116	(77,556)	(15,382)
Remeasurement items	(7,336)	73,166	13,765
Depreciation and amortisation	3,637	5,085	1,532
Statement of cash flows
Additions to non-current assets	1,152	15,654	31,866
Chemicals Eurasia
Income Statement
Turnover	45,539	39,537	40,967
Equity accounted profits, net of tax	1		147
Earnings/(loss) before interest and tax (EBIT)	4,680	(894)	3,100
Remeasurement items	(86)	2,387	(104)
Depreciation and amortisation	1,687	1,821	1,244
Statement of cash flows
Additions to non-current assets	1,796	2,158	2,841
Corporate Centre
Income Statement
Turnover	14		60
Equity accounted profits, net of tax	(9)	(19)	(18)
Earnings/(loss) before interest and tax (EBIT)	5,153	(13,115)	(2,176)
Remeasurement items	164	230	4
Depreciation and amortisation	772	881	724
Statement of cash flows
Additions to non-current assets	528	877	853
Operating segments
Income Statement
Turnover	229,364	218,001	229,907
Operating segments | Mining
Income Statement
Turnover	21,704	19,891	20,876
Operating segments | Gas
Income Statement
Turnover	10,990	12,419	12,665
Operating segments | Fuels
Income Statement
Turnover	60,649	62,553	78,624
Operating segments | Chemicals Africa
Income Statement
Turnover	60,597	54,310	54,817
Operating segments | Chemicals America
Income Statement
Turnover	29,360	28,809	21,424
Operating segments | Chemicals Eurasia
Income Statement
Turnover	46,038	39,989	41,423
Operating segments | Corporate Centre
Income Statement
Turnover	26	30	78
Intersegmental turnover
Income Statement
Turnover	(27,454)	(27,634)	(26,331)
Intersegmental turnover | Mining
Income Statement
Turnover	(19,679)	(18,548)	(17,654)
Intersegmental turnover | Gas
Income Statement
Turnover	(3,669)	(4,069)	(4,349)
Intersegmental turnover | Fuels
Income Statement
Turnover	(1,256)	(1,737)	(1,639)
Intersegmental turnover | Chemicals Africa
Income Statement
Turnover	(2,337)	(2,710)	(2,210)
Intersegmental turnover | Chemicals America
Income Statement
Turnover	(2)	(88)	(5)
Intersegmental turnover | Chemicals Eurasia
Income Statement
Turnover	(499)	(452)	(456)
Intersegmental turnover | Corporate Centre
Income Statement
Turnover	R (12)	R (30)	R (18)